Deferred Financing Costs - Schedule of Deferred Financing Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Opening balance	$ 4,659	$ 4,794
Expenditure in the period		1,115
Amortization included within interest expense	(1,386)	(1,250)	(1,101)
Closing balance	$ 3,273	$ 4,659	$ 4,794